Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Cash flows from operating activities:
Loss	$ (5,759)	$ (2,650)	$ (5,789)
Adjustments to the profit or loss items:
Depreciation and amortization	21	1	33
Cost of share-based payment	655	24	43
Finance expenses, net	913	13	9
Equity losses in investment in associate	41
Total adjustments to the profit or loss	1,630	38	85
Working capital adjustments:
Decrease (increase) in other accounts receivable	2,205	(137)	170
Increase (decrease) in trade payables	(324)	(202)	353
Decrease in other accounts payable	60		120
Working capital	1,941	(339)	643
Net cash used in operating activities	(2,188)	(2,951)	(5,061)
Cash flows from investing activities:
Investment (withdrawal) in restricted bank deposits	(8)	(1)	(35)
Investment in associate	(700)		(35)
Net cash provided by investing activities	(708)	(1)	(70)
Cash flows from financing activities:
Proceeds from issue of share capital and warrants (net of issuance expenses) (Note 5)	9,005	7,699	7,699
Repayment of lease liability	(39)		(19)
Exercise of warrants (Note 5c)		1,085	2,568
Repayment of short-term credit		(188)	(188)
Net cash provided by financing activities	8,966	8,596	10,060
Increase (decrease) in cash and cash equivalents	6,070	5,644	4,929
Cash and cash equivalents at the beginning of the period	6,875	1,946	1,946
Cash and cash equivalents at the end of the period	12,945	7,590	6,875
Right-of-use asset recognized with corresponding lease liability			78
Registration of warrants			2,480
Unpaid issue expenses			$ 290